Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 20, 2021
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Antelope Enterprise Holdings Ltd
Title of 12(b) Security	SHARES, PAR VALUE $0.008
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AEHL
Entity Common Stock, Shares Outstanding		4,405,854
Entity Shell Company	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001470683
Document Fiscal Year Focus	2020
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY